Equity Investment	12 Months Ended
Mar. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Investment

Note 9 — Equity Investment

As of March 31, 2024 and 2023, the Company held 7% equity interest in Yanbian Bao Feng Bio-technology Co., Ltd., a company established on May 24, 2018 in the PRC, which is in the process of building an extraction factory to extract nervonic acid from Acer truncatum seeds.

	As of March 31,
	2024	2023

Equity investment, at cost Equity investment, at cost	$562,000	$562,000